Marketable Securities - Summary of Warrant Measured at Fair Value Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 54,272	$ 48,362	$ 0
Addition of warrant		983
Ending balance	12,037	54,272	$ 48,362
Outstanding warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	84
Addition of warrant	0
Change in fair value of warrant	(34)
Ending balance	$ 50	$ 84